Segment and geographical information	12 Months Ended
Dec. 31, 2011
Segment and geographical information
Segment and geographical information

23           Segment and geographical information

The information presented to the Executive Board with the respective performance of each segment are usually derived from the accounting records maintained in accordance with the best accounting practices, with some reallocation between segments.

Consolidated net income and principal assets are reconciled as follows:

Results by segment

	Three-month period ended (unaudited)
	December 31, 2011						September 30, 2011						December 31, 2010
	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated
RESULTS
Gross revenues	10,984	2,361	856	420	134	14,755	12,763	2,287	1,037	503	151	16,741	10,875	3,019	768	334	211	15,207
Cost and expenses	(4,139)	(1,661)	(653)	(386)	(196)	(7,035)	(3,844)	(1,627)	(798)	(396)	(245)	(6,910)	(3,522)	(2,051)	(682)	(278)	(133)	(6,666)
Research and development	(219)	(141)	(38)	(33)	(98)	(529)	(188)	(100)	(32)	(37)	(83)	(440)	(103)	(109)	(39)	(30)	(20)	(301)
Depreciation, depletion and amortization	(536)	(486)	(83)	(61)	(2)	(1,168)	(439)	(379)	(129)	(64)	(7)	(1,018)	(424)	(480)	(128)	(41)	—	(1,073)
Operating income	6,090	73	82	(60)	(162)	6,023	8,292	181	78	6	(184)	8,373	6,826	379	(81)	(15)	58	7,167
Financial Result	(502)	58	1	(23)	(4)	(470)	(3,142)	(20)	(78)	(149)	(4)	(3,393)	176	(55)	13	(18)	(401)	(285)
Change in provision for losses on equity investments	250	(12)	—	24	(95)	167	248	118	—	32	(116)	282	403	9	—	32	(141)	303
Income taxes	(877)	(219)	(47)	(4)	—	(1,147)	(224)	(106)	(13)	(8)	—	(351)	(1,268)	125	(9)	9	6	(1,137)
Noncontrolling interests	50	50	(12)	—	11	99	52	(9)	(22)	—	3	24	(2)	(144)	19	—	(4)	(131)
Net income attributable to the Company’s stockholders	5,011	(50)	24	(63)	(250)	4,672	5,226	164	(35)	(119)	(301)	4,935	6,135	314	(58)	8	(482)	5,917

Sales classified by geographic destination:
Foreign market
America, except United States	292	371	—	—	8	671	331	289	24	—	13	657	285	471	12	—	6	774
United States	42	299	—	—	—	341	46	403	—	—	—	449	30	303	—	—	—	333
Europe	1,774	729	45	—	19	2,567	2,552	553	48	—	14	3,167	1,866	798	4	—	13	2,681
Middle East/Africa/Oceania	493	43	1	—	—	537	452	34	—	—	—	486	531	88	11	—	—	630
Japan	1,709	292	—	—	2	2,003	1,658	277	—	—	2	1,937	1,240	420	—	—	2	1,662
China	4,287	308	—	—	20	4,615	5,612	271	—	—	44	5,927	4,865	380	—	—	22	5,267
Asia, other than Japan and China	1,256	259	19	—	—	1,534	693	440	—	—	—	1,133	867	482	8	—	7	1,364
Brazil	1,131	60	791	420	85	2,487	1,419	20	965	503	78	2,985	1,191	77	733	334	161	2,496
	10,984	2,361	856	420	134	14,755	12,763	2,287	1,037	503	151	16,741	10,875	3,019	768	334	211	15,207

Operating segment

	Three-month period ended in December 31, 2011 (unaudited)
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	8,483	(111)	8,372	(2,673)	5,699	(365)	5,334	32,944	2,959	112
Pellets	1,992	(56)	1,936	(854)	1,082	(72)	1,010	2,074	199	997
Manganese	31	(2)	29	(58)	(29)	(4)	(33)	81	135	—
Ferroalloys	115	(9)	106	(93)	13	(11)	2	252	6	—
Coal	363	—	363	(502)	(139)	(84)	(223)	4,081	346	239
	10,984	(178)	10,806	(4,180)	6,626	(536)	6,090	39,432	3,645	1,348
Base Metals
Nickel and other products (*)	2,032	—	2,032	(1,515)	517	(463)	54	29,097	979	11
Copper (**)	329	(5)	324	(282)	42	(23)	19	4,178	598	234
Aluminum products	—	—	—	—	—	—	—	—	—	3,371
	2,361	(5)	2,356	(1,797)	559	(486)	73	33,275	1,577	3,616
Fertilizers
Potash	77	(4)	73	(83)	(10)	(12)	(22)	2,137	222	—
Phosphates	566	(18)	548	(432)	116	(71)	45	6,430	2	—
Nitrogen	199	(26)	173	(125)	48	—	48	896	10	—
Others fertilizers products	14	(3)	11	—	11	—	11	364	—	—
	856	(51)	805	(640)	165	(83)	82	9,827	234	—

Logistics
Railroads	300	(62)	238	(260)	(22)	(45)	(67)	1,307	57	551
Ports	120	(10)	110	(87)	23	(16)	7	576	210	—
Ships	—	—	—	—	—	—	—	2,485	64	114
	420	(72)	348	(347)	1	(61)	(60)	4,368	331	665
Others	134	(22)	112	(272)	(160)	(2)	(162)	1,993	284	2,464
	14,755	(328)	14,427	(7,236)	7,191	(1,168)	6,023	88,895	6,071	8,093

(*) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(**) Includes copper concentrate.

Operating segment

	Three-month period ended in September 30, 2011 (unaudited)
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	10,136	(139)	9,997	(2,500)	7,497	(349)	7,148	30,800	2,014	104
Pellets	2,158	(76)	2,082	(789)	1,293	(57)	1,236	1,951	72	896
Manganese	45	(2)	43	(60)	(17)	(2)	(19)	58	1	—
Ferroalloys	139	(12)	127	(107)	20	(16)	4	228	13	—
Coal	285	—	285	(347)	(62)	(15)	(77)	3,727	189	290
	12,763	(229)	12,534	(3,803)	8,731	(439)	8,292	36,764	2,289	1,290
Base Metals
Nickel and other products (*)	2,005	—	2,005	(1,482)	523	(360)	163	28,128	674	3
Copper (**)	282	—	282	(245)	37	(19)	18	3,759	110	132
Aluminum products	—	—	—	—	—	—	—	—	—	3,726
	2,287	—	2,287	(1,727)	560	(379)	181	31,887	784	3,861
Fertilizers
Potash	80	(3)	77	(97)	(20)	(8)	(28)	1,864	10	—
Phosphates	707	(27)	680	(516)	164	(77)	87	6,130	91	—
Nitrogen	217	(29)	188	(154)	34	(44)	(10)	1,220	125	—
Others fertilizers products	33	(4)	29	—	29	—	29	375	—	—
	1,037	(63)	974	(767)	207	(129)	78	9,589	226	—

Logistics
Railroads	359	(61)	298	(270)	28	(52)	(24)	1,296	54	502
Ports	144	(15)	129	(87)	42	(12)	30	522	77	—
Ships	—	—	—	—	—	—	—	1,519	81	119
	503	(76)	427	(357)	70	(64)	6	3,337	212	621
Others	151	(12)	139	(316)	(177)	(7)	(184)	2,696	200	2,065
	16,741	(380)	16,361	(6,970)	9,391	(1,018)	8,373	84,273	3,711	7,837

(*) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(**) Includes copper concentrate.

Operating segment

	Three-month period ended in December 31, 2010 (unaudited)
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	8,477	(101)	8,376	(2,275)	6,101	(360)	5,741	30,412	831	107
Pellets	1,927	(55)	1,872	(785)	1,087	(29)	1,058	1,445	87	1,058
Manganese	44	(2)	42	(33)	9	(4)	5	24	2	—
Ferroalloys	186	(14)	172	(81)	91	(7)	84	292	16	—
Coal	241	—	241	(279)	(38)	(24)	(62)	3,020	289	223
	10,875	(172)	10,703	(3,453)	7,250	(424)	6,826	35,193	1,225	1,388
Base Metals
Nickel and other products (*)	2,017	—	2,017	(1,346)	671	(454)	217	28,623	724	23
Copper (**)	311	(11)	300	(201)	99	(25)	74	3,579	(25)	90
Aluminum products	691	(4)	687	(598)	89	(1)	88	395	216	152
	3,019	(15)	3,004	(2,145)	859	(480)	379	32,597	915	265
Fertilizers
Potash	73	—	73	(131)	(58)	(7)	(65)	474	348	—
Phosphates	541	(12)	529	(443)	86	(79)	7	7,560	188	—
Nitrogen	151	(19)	132	(115)	17	(42)	(25)	809	1	—
Others fertilizers products	3	(1)	2	—	2	—	2	146	3	—
	768	(32)	736	(689)	47	(128)	(81)	8,989	540	—

Logistics
Railroads	262	(39)	223	(190)	33	(37)	(4)	1,278	71	511
Ports	72	(8)	64	(71)	(7)	(7)	(14)	297	22	—
Ships	—	—	—	—	—	3	3	747	747	135
	334	(47)	287	(261)	26	(41)	(15)	2,322	840	646
Others	211	(12)	199	(141)	58	—	58	3,995	1,222	2,198
	15,207	(278)	14,929	(6,689)	8,240	(1,073)	7,167	83,096	4,742	4,497

(*) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(**) Includes copper concentrate.

Results by segment

	Year ended as of
	December 31, 2011						December 31, 2010						December 31, 2009
	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated
RESULTS
Gross revenues	44,948	9,627	3,547	1,726	541	60,389	34,478	8,200	1,845	1,465	493	46,481	15,205	6,679	413	1,104	538	23,939
Cost and expenses	(14,466)	(6,350)	(2,753)	(1,467)	(958)	(25,994)	(11,589)	(5,916)	(1,669)	(1,120)	(354)	(20,648)	(7,127)	(5,580)	(158)	(812)	(502)	(14,179)
Research and development	(649)	(413)	(104)	(121)	(387)	(1,674)	(289)	(277)	(72)	(75)	(165)	(878)	(235)	(207)	(46)	(57)	(436)	(981)
Gain on sale of assets	—	1,513	—	—	—	1,513	—	—	—	—	—	—	—	—	—	—	—	—
Depreciation, depletion and amortization	(1,847)	(1,572)	(458)	(229)	(16)	(4,122)	(1,536)	(1,359)	(200)	(146)	(19)	(3,260)	(1,205)	(1,322)	(29)	(126)	(40)	(2,722)
Operating income	27,986	2,805	232	(91)	(820)	30,112	21,064	648	(96)	124	(45)	21,695	6,638	(430)	180	109	(440)	6,057
Financial result	(2,966)	(1)	(55)	(207)	(84)	(3,313)	(332)	(80)	32	(43)	(958)	(1,381)	625	369	—	24	8	1,026
Discontinued operations, net of tax	—	—	—	—	—	—	—	(143)	—	—	—	(143)	—	—	—	—	—	—
Gain (loss) on sale of investments	—	—	—	—	—	—	—	—	—	—	—	—	87	(108)	—	—	61	40
change in provision for losses on equity investments	1,095	101	—	125	(186)	1,135	1,013	(10)	—	94	(110)	987	328	(28)	—	143	(10)	433
Income taxes	(4,202)	(954)	(114)	(12)	—	(5,282)	(3,980)	240	(12)	20	27	(3,705)	(2,613)	525	—	(11)	(1)	(2,100)
Noncontrolling interests	105	88	(31)	—	71	233	5	(209)	19	—	(4)	(189)	17	(121)	—	—	(3)	(107)
Net income attributable to the Company’s stockholders	22,018	2,039	32	(185)	(1,019)	22,885	17,770	446	(57)	195	(1,090)	17,264	5,082	207	180	265	(385)	5,349

Sales classified by geographic destination:
Foreign market
America, except United States	1,168	1,380	44	—	21	2,613	792	1,170	32	12	4	2,010	296	942	—	3	11	1,252
United States	98	1,571	1	—	2	1,672	73	740	—	—	15	828	15	744	—	—	73	832
Europe	8,766	2,456	153	—	62	11,437	6,797	2,067	4	—	44	8,912	2,184	1,755	—	—	97	4,036
Middle East/Africa/Oceania	1,743	150	1	—	1	1,895	1,562	217	11	—	—	1,790	413	118	—	—	—	531
Japan	5,987	1,243	—	—	8	7,238	3,859	1,371	—	—	10	5,240	1,473	913	—	—	26	2,412
China	18,237	1,235	—	—	99	19,571	14,432	923	—	—	24	15,379	8,171	821	—	—	11	9,003
Asia, other than Japan and China	3,619	1,394	35	—	1	5,049	2,710	1,445	8	—	9	4,172	1,074	1,107	—	—	37	2,218
Brazil	5,330	198	3,313	1,726	347	10,914	4,253	267	1,790	1,453	387	8,150	1,579	279	413	1,101	283	3,655
	44,948	9,627	3,547	1,726	541	60,389	34,478	8,200	1,845	1,465	493	46,481	15,205	6,679	413	1,104	538	23,939

Results by segment

	Year ended as of December 31, 2011
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	35,008	(494)	34,514	(9,066)	25,448	(1,418)	24,030	32,944	7,409	112
Pellets	8,150	(266)	7,884	(3,261)	4,623	(196)	4,427	2,074	624	997
Manganese	171	(8)	163	(187)	(24)	(15)	(39)	81	137	—
Ferroalloys	561	(48)	513	(407)	106	(54)	52	252	40	—
Coal	1,058	—	1,058	(1,378)	(320)	(164)	(484)	4,081	1,141	239
	44,948	(816)	44,132	(14,299)	29,833	(1,847)	27,986	39,432	9,351	1,348
Base Metals
Nickel and other products (*)	8,118	—	8,118	(5,558)	2,560	(1,487)	1,073	29,097	2,637	11
Copper (**)	1,126	(23)	1,103	(873)	230	(84)	146	4,178	1,226	234
Aluminum products	383	(5)	378	(304)	74	(1)	73	—	16	3,371
	9,627	(28)	9,599	(6,735)	2,864	(1,572)	1,292	33,275	3,879	3,616
Fertilizers
Potash	287	(14)	273	(315)	(42)	(45)	(87)	2,137	532	—
Phosphates	2,395	(95)	2,300	(1,760)	540	(297)	243	6,430	316	—
Nitrogen	782	(103)	679	(557)	122	(116)	6	896	180	—
Others fertilizers products	83	(13)	70	—	70	—	70	364	—	—
	3,547	(225)	3,322	(2,632)	690	(458)	232	9,827	1,028	—

Logistics
Railroads	1,265	(222)	1,043	(1,003)	40	(179)	(139)	1,307	213	551
Ports	461	(48)	413	(315)	98	(50)	48	576	347	—
Ships	—	—	—	—	—	—	—	2,485	308	114
	1,726	(270)	1,456	(1,318)	138	(229)	(91)	4,368	868	665
Others	541	(60)	481	(1,285)	(804)	(16)	(820)	1,993	949	2,464
Gain on sale of assets	—	—	—	1,513	1,513	—	1,513	—	—	—
	60,389	(1,399)	58,990	(24,756)	34,234	(4,122)	30,112	88,895	16,075	8,093

(*) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(**) Includes copper concentrate.

Results by segment

	Year ended as of December 31, 2010
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	26,384	(366)	26,018	(7,364)	18,654	(1,307)	17,347	30,412	4,015	107
Pellets	6,402	(266)	6,136	(2,515)	3,621	(110)	3,511	1,445	353	1,058
Manganese	258	(7)	251	(136)	115	(10)	105	24	2	—
Ferroalloys	664	(62)	602	(306)	296	(26)	270	292	26	—
Coal	770	—	770	(856)	(86)	(83)	(169)	3,020	499	223
	34,478	(701)	33,777	(11,177)	22,600	(1,536)	21,064	35,193	4,895	1,388
Base Metals
Nickel and other products (*)	4,712	—	4,712	(3,402)	1,310	(1,145)	165	28,623	1,880	23
Copper (**)	934	(29)	905	(621)	284	(87)	197	3,579	1,072	90
Aluminum products	2,554	(32)	2,522	(2,109)	413	(127)	286	395	342	152
	8,200	(61)	8,139	(6,132)	2,007	(1,359)	648	32,597	3,294	265
Fertilizers
Potash	280	(11)	269	(269)	—	(29)	(29)	474	355	—
Phosphates	1,211	(47)	1,164	(1,070)	94	(121)	(27)	7,560	438	—
Nitrogen	337	(43)	294	(285)	9	(50)	(41)	809	47	—
Others fertilizers products	17	(5)	12	(11)	1	—	1	146	3	—
	1,845	(106)	1,739	(1,635)	104	(200)	(96)	8,989	843	—

Logistics
Railroads	1,107	(183)	924	(716)	208	(123)	85	1,278	160	511
Ports	353	(47)	306	(236)	70	(23)	47	297	36	—
Ships	5	—	5	(13)	(8)	—	(8)	747	747	135
	1,465	(230)	1,235	(965)	270	(146)	124	2,322	943	646
Others	493	(90)	403	(429)	(26)	(19)	(45)	3,995	2,672	2,198
	46,481	(1,188)	45,293	(20,338)	24,955	(3,260)	21,695	83,096	12,647	4,497

(*) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(**) Includes copper concentrate.

Results by segment

	Year ended as of December 31, 2009
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	12,831	(172)	12,659	(4,956)	7,703	(1,044)	6,659	21,736	3,361	107
Pellets	1,352	(92)	1,260	(1,165)	95	(76)	19	947	84	1,050
Manganese	145	(2)	143	(103)	40	(9)	31	25	4	—
Ferroalloys	372	(45)	327	(278)	49	(15)	34	261	112	—
Coal	505	—	505	(549)	(44)	(61)	(105)	1,723	362	243
	15,205	(311)	14,894	(7,051)	7,843	(1,205)	6,638	24,692	3,923	1,400
Base Metals
Nickel and other products (*)	3,947	—	3,947	(3,292)	655	(1,016)	(361)	23,967	1,464	30
Copper (**)	682	(19)	663	(470)	193	(71)	122	4,127	558	80
Aluminum products	2,050	(37)	2,013	(1,969)	44	(235)	(191)	4,663	143	143
	6,679	(56)	6,623	(5,731)	892	(1,322)	(430)	32,757	2,165	253
Fertilizers
Potash	413	(17)	396	(187)	209	(29)	180	159	—	—
	413	(17)	396	(187)	209	(29)	180	159	—	—

Logistics
Railroads	838	(137)	701	(524)	177	(97)	80	1,045	96	468
Ports	264	(38)	226	(161)	65	(29)	36	1,441	106	—
Ships	2	—	2	(9)	(7)	—	(7)	1,104	738	125
	1,104	(175)	929	(694)	235	(126)	109	3,590	940	593
Others	538	(69)	469	(869)	(400)	(40)	(440)	6,439	1,068	2,339
	23,939	(628)	23,311	(14,532)	8,779	(2,722)	6,057	67,637	8,096	4,585